Commitments and contingencies - The Phoenix (Details) $ in Millions, ₪ in Billions		12 Months Ended
	May 26, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Jan. 31, 2018
Equity method unconsolidated entities
Cash paid	$ 1.0
The Phoenix
Equity method unconsolidated entities
Ownership Interest				4.85%
The Phoenix | Delek Group
Equity method unconsolidated entities
Ownership Interest		46.24%	46.24%
Cash paid		₪ 2.3	$ 663.1